Jun. 14, 2019
Class II Prospectus | Global Infrastructure Portfolio
Global Infrastructure Portfolio

Prospectus Supplement

June 14, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Global Infrastructure Portfolio (Class II)

Effective June 28, 2019, the last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.